Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
12.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Accrued operating expenses	8,959	8,747	1,198
Content acquisition costs	5,269	7,000	959
Accrued payroll and welfare	4,144	3,703	507
Traffic acquisition costs	3,506	3,301	452
Bandwidth costs	2,721	2,548	349
Tax payable	2,687	3,527	483
Accruals for purchases of fixed assets	2,105	2,395	328
Payables for purchasing inventory	1,971	3,553	487
Payable for investments	957	1,100	151
Funds collected on behalf of service providers	750	586	80
Users’ and third-party agents’ deposits	643	656	90
Payable to merchants	590	463	63
Interest payable	347	335	46
Others	3,068	3,529	484

Total accounts payable and accrued liabilities	37,717	41,443	5,677